Property and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling and Marketing Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation	$ 10	$ 145